STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Previously Reported	Common Stock	Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization	Subscription Receivable	Subscription Receivable Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Retroactive Application of Recapitalization	Treasury Stock	Treasury Stock Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning balance at Jan. 06, 2021		$ 0		$ 0			$ 0		$ 0			$ 0		$ 0
Beginning balance, Shares at Jan. 06, 2021				0								0
Subscription receivable				$ 1			(5)		4
Subscription receivable, shares				500
Net loss	$ (3,480)	(3,480)												(3,480)
Ending balance at Jan. 31, 2021	(3,480)	$ (3,480)	$ 200,000	$ 1	$ 199,999	$ (5)	$ (5)	$ (199,995)	$ 4	$ (199,999)			$ (3,480)	$ (3,480)
Ending balance, Shares at Jan. 31, 2021			200,000,000	500	199,999,500
Cash received for common stock subscribed	5					$ 5
Business Combination, net of redemptions and equity issuance costs of $40.6 million	385,167,646		$ 46,381					385,121,265
Business Combination, net of redemptions and equity issuance costs of $40.6 million, Shares			46,381,119
Delivery of Common stock underlying restricted stock units			$ 5,751					(5,751)
Delivery of common stock underlying restricted stock units, Shares			5,750,560
Shares settled for tax withholding on vesting of restricted stock units	(23,245,913)							(23,243,061)			$ (2,852)
Shares settled for tax withholding on vesting of restricted stock units, Shares											(2,852,259)
Share-based compensation	63,765,473							63,765,473
Net loss	(72,152,564)												(72,152,564)
Ending balance at Dec. 31, 2021	$ 353,531,167		$ 252,132					$ 425,437,931			$ (2,852)		$ (72,156,044)
Ending balance, Shares at Dec. 31, 2021			252,131,679								(2,852,259)